Summary of Significant Accounting Policies (Details) $ / shares in Units, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2025 USD ($) Segment $ / shares shares	Jun. 30, 2025 CNY (¥) Segment	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) Segment $ / shares shares	Dec. 31, 2024 CNY (¥) Segment	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($)
Summary of Significant Accounting Policies [Line Items]
Underpayment of taxes	$ 13,788	¥ 100,000		$ 13,700	¥ 100,000
Accrued income tax payable | $	$ 9		$ 9
Number of reportable segment | Segment	1	1		1	1
Advertising expenses | $				$ 800		$ 5,700	$ 900
Employee benefits expenses | $				800		1,800	$ 900
Accrued income tax payable | $				$ 9		$ 9
Representative Warrants [Member]
Summary of Significant Accounting Policies [Line Items]
Price per warrant | $ / shares	$ 0.06			$ 0.06		$ 0.33
Exercise price | $ / shares	$ 12			$ 12
Warrants issued | shares	690,000			690,000
Private Warrants [Member]
Summary of Significant Accounting Policies [Line Items]
Price per warrant | $ / shares	$ 0.11			$ 0.03		$ 0.17
Exercise price | $ / shares	$ 11.5			$ 11.5
Warrants issued | shares	350,000			350,000
Public Warrants [Member]
Summary of Significant Accounting Policies [Line Items]
Warrants issued | shares	13,800,000			13,800,000